UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.91%
Financial	21.87
Industrial	12.88
Consumer, Cyclical	12.08
Basic Materials	6.40
Communications	5.76
Energy	5.51
Technology	4.37
Utilities	3.61
Diversified	0.34
Short Term Investments	2.27
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,140.00	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$1.49
Investor Class
Actual	$1,000.00	$1,137.80	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.32
Class L
Actual	$1,000.00	$1,136.90	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.56
* Expenses are equal to the Fund's annualized expense ratio of 0.30% for the Institutional Class, 0.67% for the Investor Class and 0.92% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.42%
31,545	Air Liquide SA	$ 4,412,149
9,000	Air Water Inc	154,515
15,776	Akzo Nobel NV	1,482,475
161,468	Alumina Ltd	265,041
76,975	Anglo American PLC	2,198,572
34,462	Antofagasta PLC	406,983
50,728	ArcelorMittal	907,421
4,942	Arkema SA	459,430
95,400	Asahi Kasei Corp	1,019,880
67,099	BASF SE(a)	4,881,402
216,233	BHP Group Ltd	6,285,584
155,581	BHP Group PLC	3,977,912
36,747	BlueScope Steel Ltd	312,458
21,465	Boliden AB	550,018
12,959	Brenntag AG	635,865
14,797	Clariant AG	301,045
13,752	Covestro AG(b)	700,109
9,244	Croda International PLC	600,703
17,400	Daicel Corp	155,068
518	EMS-Chemie Holding AG	336,259
10,976	Evonik Industries AG	319,817
36,194	Evraz PLC	306,376
99,368	Fortescue Metals Group Ltd	631,939
14,471	Fresnillo PLC	160,126
652	Givaudan SA	1,841,595
822,324	Glencore PLC	2,845,492
6,200	Hitachi Chemical Co Ltd(a)	168,985
13,100	Hitachi Metals Ltd	148,550
106,548	Incitec Pivot Ltd	255,361
44,403	Israel Chemicals Ltd	233,603
33,500	JFE Holdings Inc	493,281
16,051	Johnson Matthey PLC	678,396
13,100	JSR Corp	207,508
3,200	Kaneka Corp	120,649
12,200	Kansai Paint Co Ltd	256,396
21,400	Kobe Steel Ltd	140,463
13,991	Koninklijke DSM NV	1,726,272
22,100	Kuraray Co Ltd	264,740
6,181	LANXESS AG	367,087
89,300	Mitsubishi Chemical Holdings Corp	625,217
11,600	Mitsubishi Gas Chemical Co Inc	155,155
6,900	Mitsubishi Materials Corp	196,572
17,100	Mitsui Chemicals Inc	424,841
26,565	Mondi PLC	604,457
54,317	Newcrest Mining Ltd	1,220,298
10,600	Nippon Paint Holdings Co Ltd(c)	412,665
59,774	Nippon Steel Corp	1,028,713
8,700	Nissan Chemical Corp	393,049
11,400	Nitto Denko Corp	564,260
101,737	Norsk Hydro ASA	364,396
16,688	Novozymes A/S Class B	778,109
57,000	Oji Holdings Corp	330,179
27,881	Rio Tinto Ltd	2,041,593
82,822	Rio Tinto PLC	5,125,603
Shares		Fair Value
Basic Materials — (continued)
26,800	Shin-Etsu Chemical Co Ltd	$ 2,507,459
9,200	Showa Denko KK(c)	272,257
17,651	Smurfit Kappa Group PLC	534,868
5,519	Solvay SA	573,152
372,657	South32 Ltd	835,363
41,011	Stora Enso OYJ Class R	482,604
126,500	Sumitomo Chemical Co Ltd	589,028
16,300	Sumitomo Metal Mining Co Ltd	488,618
10,106	Symrise AG	973,109
8,000	Taiyo Nippon Sanso Corp(a)	170,327
12,200	Teijin Ltd	208,432
31,337	thyssenkrupp AG(c)	457,544
102,200	Toray Industries Inc	776,462
19,400	Tosoh Corp	273,636
13,733	Umicore SA(c)	440,714
40,275	UPM-Kymmene Oyj	1,071,599
7,239	voestalpine AG(c)	223,792
14,953	Yara International ASA	726,428
		67,080,024
Communications — 5.79%
3,397	1&1 Drillisch AG(a)	113,347
63,776	Auto Trader Group PLC(b)	444,025
4,266	Axel Springer SE(c)	300,511
55,787	Bollore SA(a)	246,156
624,477	BT Group PLC	1,561,246
6,400	CyberAgent Inc(a)	233,229
8,192	Delivery Hero SE(a)(b)	371,854
15,200	Dentsu Inc	531,597
244,444	Deutsche Telekom AG(a)	4,234,907
11,460	Elisa OYJ	559,167
10,800	Eutelsat Communications SA	201,702
19,000	Hakuhodo DY Holdings Inc	320,923
1,700	Hikari Tsushin Inc(a)	371,393
253,900	HKT Trust & HKT Ltd	403,031
1,689	Iliad SA	189,670
89,506	Informa PLC	948,974
289,780	ITV PLC	397,236
4,510	JCDecaux SA	136,568
8,500	Kakaku.com Inc	164,394
130,300	KDDI Corp	3,315,703
278,692	Koninklijke KPN NV	855,807
5,200	LINE Corp(a)	146,253
30,800	M3 Inc(a)	565,207
5,627	Mercari Inc(a)	149,897
4,404	Millicom International Cellular SA SDR	247,908
7,200	MonotaRO Co Ltd	176,373
4,745	Nice Ltd(a)	649,570
48,400	Nippon Telegraph & Telephone Corp	2,254,942
412,898	Nokia OYJ(a)	2,056,560
99,900	NTT DOCOMO Inc	2,330,860
148,120	Orange SA	2,336,312
262,000	PCCW Ltd	151,194
60,685	Pearson PLC	631,218
9,448	Proximus SADP	279,234

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Communications — (continued)
16,561	Publicis Groupe SA(c)	$ 874,103
67,000	Rakuten Inc	800,994
2,402	RTL Group SA(a)(c)	122,940
5,688	Schibsted ASA Class B	148,294
27,993	SEEK Ltd	416,656
29,777	SES SA	465,567
102,200	Singapore Press Holdings Ltd(a)	184,342
587,100	Singapore Telecommunications Ltd	1,519,600
120,000	Softbank Corp	1,558,903
121,600	SoftBank Group Corp	5,856,904
144,807	Spark New Zealand Ltd	389,585
1,818	Swisscom AG	913,164
33,855	Tele2 AB Class B	494,459
652,874	Telecom Italia SpA(a)	356,440
398,651	Telecom Italia SpA(c)	206,703
223,500	Telefonaktiebolaget LM Ericsson Class B	2,121,401
48,715	Telefonica Deutschland Holding AG	136,103
346,520	Telefonica SA	2,849,539
3,041	Telenet Group Holding NV	169,452
51,136	Telenor ASA	1,086,446
222,290	Telia Co AB	985,482
335,884	Telstra Corp Ltd	908,266
22,307	TPG Telecom Ltd	100,958
8,900	Trend Micro Inc	397,687
10,260	United Internet AG	338,027
68,206	Vivendi SA	1,871,756
1,984,778	Vodafone Group PLC	3,252,684
3,502	Wix.com Ltd(a)	497,634
21,668	Wolters Kluwer NV(a)	1,576,375
97,550	WPP PLC	1,228,541
199,800	Yahoo Japan Corp	587,721
14,000	ZOZO Inc	262,737
		60,556,431
Consumer, Cyclical — 11.82%
2,100	ABC-Mart Inc(a)	136,955
13,580	Accor SA	582,929
13,320	adidas AG	4,120,810
11,000	Aisin Seiki Co Ltd	379,447
7,500	ANA Holdings Inc	248,597
44,906	Aristocrat Leisure Ltd	970,696
14,700	Bandai Namco Holdings Inc	713,312
78,381	Barratt Developments PLC	570,181
23,419	Bayerische Motoren Werke AG	1,731,073
8,436	Berkeley Group Holdings PLC	399,706
42,100	Bridgestone Corp	1,660,800
26,751	Bunzl PLC	705,515
31,339	Burberry Group PLC	742,606
11,629	Carnival PLC	511,628
38,335	Cie Financiere Richemont SA	3,257,576
Shares		Fair Value
Consumer, Cyclical — (continued)
12,741	Cie Generale des Etablissements Michelin SCA	$ 1,610,991
26,800	City Developments Ltd	187,732
118,897	Compass Group PLC	2,849,427
8,300	Continental AG	1,208,638
23,402	Crown Resorts Ltd	204,544
66,787	Daimler AG	3,724,832
42,700	Daiwa House Industry Co Ltd	1,247,725
32,700	Denso Corp	1,378,832
18,499	Deutsche Lufthansa AG	317,181
3,969	Domino's Pizza Enterprises Ltd(c)	104,892
3,417	Dufry AG	289,566
10,759	easyJet PLC(a)	130,237
19,229	Electrolux AB Series B	492,907
17,600	FamilyMart UNY Holdings Co Ltd	420,192
4,300	Fast Retailing Co Ltd	2,602,784
4,863	Faurecia SA	225,555
17,745	Ferguson PLC	1,262,819
9,393	Ferrari NV	1,522,978
76,812	Fiat Chrysler Automobiles NV	1,066,030
3,924	Flight Centre Travel Group Ltd	114,467
5,971	Flutter Entertainment PLC	449,066
168,000	Galaxy Entertainment Group Ltd	1,130,136
464,897	Genting Singapore Ltd	316,296
35,000	GVC Holdings PLC	290,042
32,568	Harvey Norman Holdings Ltd(c)	93,196
58,855	Hennes & Mauritz AB Class B(c)	1,045,626
2,354	Hermes International	1,696,997
16,700	Hino Motors Ltd	140,952
118,300	Honda Motor Co Ltd	3,059,095
3,300	Hoshizaki Corp	246,085
4,168	HUGO BOSS AG	277,780
10,056	Iida Group Holdings Co Ltd	162,805
81,607	Industria de Diseno Textil SA	2,455,334
12,363	InterContinental Hotels Group PLC	812,959
22,900	Isetan Mitsukoshi Holdings Ltd	185,893
41,500	Isuzu Motors Ltd	473,975
102,800	ITOCHU Corp	1,969,342
15,100	J Front Retailing Co Ltd	173,473
7,200	Japan Airlines Co Ltd	229,793
6,055	Jardine Cycle & Carriage Ltd	162,258
14,900	JTEKT Corp	181,173
5,573	Kering SA	3,289,313
168,701	Kingfisher PLC	459,613
7,000	Koito Manufacturing Co Ltd	374,615
5,700	Lawson Inc(c)	273,838
20,329	LVMH Moet Hennessy Louis Vuitton SE	8,642,378
149,230	Marks & Spencer Group PLC	398,811

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
121,300	Marubeni Corp	$ 805,160
12,300	Marui Group Co Ltd	250,836
45,900	Mazda Motor Corp	475,129
4,500	McDonald's Holdings Co Japan Ltd	198,538
15,487	Melco Resorts & Entertainment Ltd ADR	336,378
45,603	Merlin Entertainments PLC(b)	260,617
54,000	MGM China Holdings Ltd	91,735
100,700	Mitsubishi Corp	2,661,036
43,700	Mitsubishi Motors Corp	209,895
121,500	Mitsui & Co Ltd	1,983,232
13,959	Moncler SpA	598,302
9,546	Next PLC	668,237
17,000	NGK Insulators Ltd	248,613
10,100	NGK Spark Plug Co Ltd	190,015
8,400	Nintendo Co Ltd	3,081,949
177,400	Nissan Motor Co Ltd	1,270,622
5,700	Nitori Holdings Co Ltd	756,403
7,116	Nokian Renkaat OYJ	222,235
15,000	Oriental Land Co Ltd	1,860,872
8,800	Pan Pacific International Holdings Corp	559,500
164,100	Panasonic Corp	1,370,753
6,895	Pandora A/S	245,269
22,139	Persimmon PLC	562,301
41,830	Peugeot SA	1,029,540
25,322	Pirelli & C SpA(b)	149,472
6,820	Puma SE	454,832
14,864	Renault SA(c)	934,504
2,100	Ryohin Keikaku Co Ltd	380,488
174,400	Sands China Ltd	833,121
3,000	Sankyo Co Ltd	108,774
1,478	SEB SA	265,896
10,400	Sega Sammy Holdings Inc	126,617
24,900	Sekisui Chemical Co Ltd	374,925
43,100	Sekisui House Ltd	710,142
88,000	Shangri-La Asia Ltd	110,825
13,300	Sharp Corp	146,709
1,500	Shimamura Co Ltd	112,299
5,200	Shimano Inc	774,854
48,000	Singapore Airlines Ltd	328,913
132,000	SJM Holdings Ltd	150,101
6,535	Sodexo SA	763,902
93,700	Sony Corp	4,923,932
9,200	Stanley Electric Co Ltd	226,845
47,500	Subaru Corp	1,156,490
91,600	Sumitomo Corp	1,391,228
52,800	Sumitomo Electric Industries Ltd(a)	694,986
10,800	Sumitomo Rubber Industries Ltd	125,088
4,800	Sundrug Co Ltd	130,179
25,800	Suzuki Motor Corp	1,213,790
7,746	Swatch Group AG	925,629
147,718	Tabcorp Holdings Ltd	461,532
229,974	Taylor Wimpey PLC	461,333
7,100	Toho Co Ltd	302,489
3,800	Toyoda Gosei Co Ltd	74,265
Shares		Fair Value
Consumer, Cyclical — (continued)
10,100	Toyota Industries Corp	$ 557,042
168,755	Toyota Motor Corp	10,473,584
15,100	Toyota Tsusho Corp	458,690
2,400	Tsuruha Holdings Inc	222,584
32,308	TUI AG	317,138
16,300	USS Co Ltd(a)	322,007
19,358	Valeo SA	630,218
2,578	Volkswagen AG	442,195
108,439	Volvo AB Class B	1,723,061
3,100	Welcia Holdings Co Ltd	126,477
13,365	Whitbread PLC(c)	786,199
96,800	Wynn Macau Ltd	216,701
39,700	Yamada Denki Co Ltd	175,700
10,700	Yamaha Corp	509,292
24,400	Yamaha Motor Co Ltd(c)	434,903
11,100	Yokohama Rubber Co Ltd	204,372
45,500	Yue Yuen Industrial Holdings Ltd	124,798
9,386	Zalando SE(a)(b)	415,581
		123,576,873
Consumer, Non-Cyclical — 24.90%
55,992	a2 Milk Co Ltd(a)	553,484
11,697	Adecco Group AG	702,959
744	Adyen NV(a)(b)	573,911
47,800	Aeon Co Ltd	822,612
33,700	Ajinomoto Co Inc	584,653
31,082	Alcon Inc(a)	1,919,302
15,900	Alfresa Holdings Corp	393,225
55,972	Anheuser-Busch InBev SA	4,952,983
27,800	Asahi Group Holdings Ltd	1,251,519
13,600	Asahi Intecc Co Ltd	336,180
34,593	Ashtead Group PLC	990,700
25,571	Associated British Foods PLC	800,186
135,000	Astellas Pharma Inc	1,923,854
93,079	AstraZeneca PLC	7,608,209
38,306	Atlantia SpA	998,881
147	Barry Callebaut AG	295,036
68,692	Bayer AG	4,764,499
7,311	Beiersdorf AG	876,634
2,500	BeiGene Ltd ADR(a)	309,875
4,100	Benesse Holdings Inc	95,683
2,654	BioMérieux	219,907
112,621	Brambles Ltd	1,019,964
168,947	British American Tobacco PLC	5,897,891
19,513	Bureau Veritas SA	481,636
5,500	Calbee Inc	148,544
2,896	Carl Zeiss Meditec AG	285,634
7,471	Carlsberg A/S Class B	991,381
42,218	Carrefour SA	815,143
3,820	Casino Guichard Perrachon SA(c)	130,312
84	Chocoladefabriken Lindt & Spruengli AG	1,203,831
8,078	Chr Hansen Holding A/S	760,181

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
17,100	Chugai Pharmaceutical Co Ltd	$ 1,119,927
35,390	Coca-Cola Amatil Ltd	254,066
11,100	Coca-Cola Bottlers Japan Holdings Inc	281,542
17,686	Coca-Cola European Partners PLC	987,514
14,554	Coca-Cola HBC AG	549,596
4,274	Cochlear Ltd	622,277
80,149	Coles Group Ltd(a)	752,530
9,475	Coloplast A/S Class B	1,071,043
3,646	Colruyt SA	211,665
33,575	CSL Ltd	5,084,057
17,000	Dai Nippon Printing Co Ltd	363,073
42,100	Daiichi Sankyo Co Ltd	2,207,956
21,400	Dairy Farm International Holdings Ltd	152,154
44,817	Danone SA	3,794,755
37,205	Davide Campari-Milano SpA	364,485
8,317	Demant A/S(a)	258,868
177,902	Diageo PLC	7,655,846
17,098	Edenred	871,391
17,900	Eisai Co Ltd	1,014,504
21,068	EssilorLuxottica SA	2,745,623
44,991	Essity AB Class B	1,384,077
945	Eurofins Scientific SE(c)	416,992
67,189	Experian PLC	2,034,279
36,551	Fisher & Paykel Healthcare Corp Ltd	380,222
15,430	Fresenius Medical Care AG & Co KGaA	1,211,768
30,981	Fresenius SE & Co KGaA	1,682,268
132,909	G4S PLC	351,461
4,472	Genmab A/S(a)	822,301
364,320	GlaxoSmithKline PLC	7,301,837
3,100	GMO Payment Gateway Inc(a)	214,234
518,400	Golden Agri-Resources Ltd	111,297
22,075	Grifols SA	653,277
4,439	H Lundbeck A/S	175,825
8,125	Heineken Holding NV	851,055
18,856	Heineken NV	2,101,548
7,297	Henkel AG & Co KGaA	670,648
3,800	Hisamitsu Pharmaceutical Co Inc	150,597
5,505	ICA Gruppen AB(c)	236,653
71,600	Imperial Brands PLC	1,679,929
11,425	Intertek Group PLC	798,435
2,414	Ipsen SA	329,259
10,848	ISS A/S	327,965
128,014	J Sainsbury PLC	318,034
86,200	Japan Tobacco Inc(c)	1,900,165
16,200	Jardine Strategic Holdings Ltd	613,818
21,904	Jeronimo Martins SGPS SA	353,074
36,600	Kao Corp	2,792,740
11,694	Kerry Group PLC Class A	1,396,211
10,800	Kikkoman Corp	470,948
61,400	Kirin Holdings Co Ltd	1,325,780
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,100	Kobayashi Pharmaceutical Co Ltd	$ 222,408
87,895	Koninklijke Ahold Delhaize NV	1,973,216
69,343	Koninklijke Philips NV(a)	3,014,753
2,400	Kose Corp	405,077
21,300	Kyowa Kirin Co Ltd	384,327
20,300	Lion Corp	378,702
5,528	Lonza Group AG	1,866,213
18,422	L'Oreal SA	5,237,894
11,100	Medipal Holdings Corp	245,516
8,600	MEIJI Holdings Co Ltd	614,909
9,889	Merck KGaA	1,032,919
11,828	METRO AG	216,130
19,600	Mitsubishi Tanabe Pharma Corp	218,122
30,827	Mowi ASA	721,318
225,180	Nestle SA	23,311,138
6,000	NH Foods Ltd	257,249
13,425	Nisshin Seifun Group Inc(a)	306,611
5,200	Nissin Foods Holdings Co Ltd	335,409
7,190	NMC Health PLC(c)	219,892
159,412	Novartis AG	14,553,005
126,636	Novo Nordisk A/S Class B	6,468,213
33,184	Ocado Group PLC(a)	491,710
81,600	Olympus Corp	908,117
25,600	Ono Pharmaceutical Co Ltd	460,282
6,982	Orion OYJ Class B	256,036
58,164	Orkla ASA	516,201
29,800	Otsuka Holdings Co Ltd	973,767
9,600	Park24 Co Ltd	224,137
7,000	PeptiDream Inc(a)	359,534
15,238	Pernod Ricard SA	2,806,481
11,400	Persol Holdings Co Ltd	268,768
7,400	Pigeon Corp	298,411
6,000	Pola Orbis Holdings Inc	168,133
16,638	QIAGEN NV(a)	677,030
9,471	Ramsay Health Care Ltd	480,829
9,390	Randstad NV	515,350
51,485	Reckitt Benckiser Group PLC	4,064,343
6,710	Recordati SpA	279,675
87,500	Recruit Holdings Co Ltd	2,929,666
144,945	RELX PLC	3,514,654
1,505	Remy Cointreau SA(c)	216,997
131,053	Rentokil Initial PLC	661,481
51,648	Roche Holding AG	14,522,791
24,649	Ryman Healthcare Ltd(a)	194,674
82,818	Sanofi	7,157,324
28,200	Santen Pharmaceutical Co Ltd	468,829
2,085	Sartorius Stedim Biotech	328,769
15,800	Secom Co Ltd	1,361,483
23,434	Securitas AB Class B	411,326
55,100	Seven & i Holdings Co Ltd	1,866,865
377	SGS SA	960,920
15,200	Shimadzu Corp	374,195
19,700	Shionogi & Co Ltd	1,138,322
29,500	Shiseido Co Ltd	2,231,283

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,124	Siemens Healthineers AG(b)	$ 468,743
64,563	Smith & Nephew PLC	1,401,555
1,841	Societe BIC SA	140,238
4,600	Sohgo Security Services Co Ltd(a)	212,622
34,202	Sonic Healthcare Ltd	651,684
3,792	Sonova Holding AG	863,054
717	Straumann Holding AG	633,598
10,700	Sumitomo Dainippon Pharma Co Ltd	203,703
9,100	Suntory Beverage & Food Ltd	395,686
6,260	Suzuken Co Ltd	367,860
13,794	Swedish Match AB	583,186
12,000	Sysmex Corp	785,041
3,000	Taisho Pharmaceutical Holdings Co Ltd	231,078
109,652	Takeda Pharmaceutical Co Ltd	3,900,632
47,400	Terumo Corp	1,416,002
709,845	Tesco PLC	2,045,357
80,719	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	745,036
16,500	Toppan Printing Co Ltd	250,904
5,500	Toyo Suisan Kaisha Ltd	226,704
191,485	Transurban Group	1,982,715
55,919	Treasury Wine Estates Ltd	587,289
8,955	UCB SA	743,172
31,100	Unicharm Corp	937,620
107,854	Unilever NV	6,553,014
81,561	Unilever PLC	5,062,422
3,143	Vifor Pharma AG(c)	454,283
54,000	Vitasoy International Holdings Ltd	259,685
82,972	Wesfarmers Ltd	2,109,165
766,500	WH Group Ltd(b)	777,532
137,900	Wilmar International Ltd	377,494
8,814	Wirecard AG	1,487,947
163,432	Wm Morrison Supermarkets PLC	418,125
95,175	Woolworths Group Ltd	2,222,450
9,500	Yakult Honsha Co Ltd	560,678
8,000	Yamazaki Baking Co Ltd	121,126
		260,377,182
Diversified — 0.34%
198,424	CK Hutchison Holdings Ltd	1,957,205
16,879	Jardine Matheson Holdings Ltd	1,056,119
38,500	Swire Pacific Ltd Class A	473,060
5,933	Washington H Soul Pattinson & Co Ltd	91,743
		3,578,127
Energy — 5.54%
6,839	Aker BP ASA	197,245
84,948	APA Group	644,187
Shares		Fair Value
Energy — (continued)
1,485,854	BP PLC	$ 10,349,747
18,322	Caltex Australia Ltd	318,935
6,822	DCC PLC	608,429
186,904	Eni SpA	3,107,714
74,814	Equinor ASA	1,484,114
37,736	Galp Energia SGPS SA	580,352
13,456	Idemitsu Kosan Co Ltd	406,977
78,900	Inpex Corp	715,096
59,860	John Wood Group PLC	344,597
241,650	JXTG Holdings Inc	1,204,360
4,454	Koninklijke Vopak NV	205,110
11,956	Lundin Petroleum AB	372,510
30,706	Neste OYJ	1,043,926
117,232	Oil Search Ltd	584,617
12,297	OMV AG	599,413
107,327	Repsol SA	1,684,267
323,940	Royal Dutch Shell PLC Class A	10,570,603
275,523	Royal Dutch Shell PLC Class B	9,026,261
122,116	Santos Ltd	609,670
15,299	Siemens Gamesa Renewable Energy SA	254,283
174,556	Total SA	9,791,508
14,545	Vestas Wind Systems A/S	1,260,087
68,766	Woodside Petroleum Ltd	1,763,749
20,936	WorleyParsons Ltd	217,636
		57,945,393
Financial — 21.98%
74,788	3i Group PLC	1,057,624
29,634	ABN AMRO Bank NV(b)	634,094
25,100	Acom Co Ltd	90,580
13,311	Admiral Group PLC	373,087
134,688	Aegon NV	669,056
7,200	AEON Financial Service Co Ltd	116,207
6,710	Aeon Mall Co Ltd	101,106
14,907	Ageas	775,766
886,200	AIA Group Ltd	9,569,988
52,163	AIB Group PLC	213,295
30,827	Allianz SE	7,434,742
218,103	AMP Ltd	325,341
3,873	Amundi SA(b)	270,412
10,000	Aozora Bank Ltd	240,447
61,736	Aroundtown SA(c)	509,334
167,875	Ascendas REIT	387,367
80,059	Assicurazioni Generali SpA	1,507,318
14,367	ASX Ltd	832,381
211,338	Australia & New Zealand Banking Group Ltd	4,194,921
290,650	Aviva PLC	1,539,081
143,687	AXA SA	3,773,468
2,311	Azrieli Group Ltd	155,074
3,602	Baloise Holding AG	637,939
484,333	Banco Bilbao Vizcaya Argentaria SA	2,701,461
411,660	Banco de Sabadell SA	426,699

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
106,001	Banco Espirito Santo SA(a)	$ 133
1,194,410	Banco Santander SA(a)	5,535,682
91,937	Bank Hapoalim BM	682,745
105,114	Bank Leumi Le-Israel BM	759,769
83,040	Bank of East Asia Ltd	232,213
73,465	Bank of Ireland Group PLC	384,341
3,800	Bank of Kyoto Ltd(a)	147,326
25,220	Bank of Queensland Ltd	168,878
77,928	Bankia SA	184,066
55,661	Bankinter SA	383,674
1,258,797	Barclays PLC	2,393,984
46,430	Bendigo & Adelaide Bank Ltd	377,916
82,667	BNP Paribas SA	3,918,854
271,500	BOC Hong Kong Holdings Ltd	1,068,936
60,353	British Land Co PLC REIT	412,906
254,543	CaixaBank SA	730,034
170,469	CapitaLand Commercial Trust REIT	273,552
195,000	CapitaLand Ltd	509,190
209,100	CapitaLand Mall Trust REIT(a)	406,651
35,861	Challenger Ltd(a)	167,387
44,000	Chiba Bank Ltd(a)	215,467
194,924	CK Asset Holdings Ltd	1,527,050
11,538	CNP Assurances	261,894
78,972	Commerzbank AG	567,124
129,075	Commonwealth Bank of Australia	7,510,687
92,800	Concordia Financial Group Ltd	346,345
3,872	Covivio REIT	405,283
86,460	Credit Agricole SA	1,031,703
10,200	Credit Saison Co Ltd	119,710
190,315	Credit Suisse Group AG	2,277,913
77,100	Dai-ichi Life Holdings Inc	1,166,504
5,000	Daito Trust Construction Co Ltd	637,655
139	Daiwa House REIT Investment Corp(a)	335,524
116,000	Daiwa Securities Group Inc	509,291
49,501	Danske Bank A/S	784,260
128,782	DBS Group Holdings Ltd	2,473,910
147,695	Deutsche Bank AG	1,138,886
14,349	Deutsche Boerse AG	2,025,648
26,824	Deutsche Wohnen SE	982,915
82,618	Dexus REIT	753,697
100,338	Direct Line Insurance Group PLC	422,827
72,538	DNB ASA	1,351,647
21,497	Erste Group Bank AG	797,198
3,133	Eurazeo SE	218,314
8,047	EXOR NV	563,761
36,305	FinecoBank Banca Fineco SpA	405,000
13,900	Fukuoka Financial Group Inc(a)	254,556
3,156	Gecina SA REIT	472,271
12,726	Gjensidige Forsikring ASA	256,494
Shares		Fair Value
Financial — (continued)
124,833	Goodman Group REIT	$ 1,319,457
120,780	GPT Group REIT	521,872
5,966	Groupe Bruxelles Lambert SA	586,167
169,000	Hang Lung Properties Ltd	402,053
57,500	Hang Seng Bank Ltd	1,431,203
4,397	Hannover Rueck SE	710,966
19,748	Hargreaves Lansdown PLC	482,383
109,830	Henderson Land Development Co Ltd	605,532
86,912	Hong Kong Exchanges & Clearing Ltd	3,071,478
90,500	Hongkong Land Holdings Ltd	583,338
1,470,615	HSBC Holdings PLC	12,272,315
18,300	Hulic Co Ltd(a)	147,328
40,000	Hysan Development Co Ltd	206,686
2,236	ICADE REIT(c)	204,930
10,895	Industrivarden AB Class C	241,748
282,797	ING Groep NV	3,275,848
162,398	Insurance Australia Group Ltd(a)	942,877
1,116,711	Intesa Sanpaolo SpA	2,390,657
42,339	Investec PLC	275,124
33,778	Investor AB Class B	1,624,351
84,295	Israel Discount Bank Ltd Class A	343,704
37,300	Japan Exchange Group Inc	594,070
25,900	Japan Post Bank Co Ltd	263,186
115,000	Japan Post Holdings Co Ltd	1,302,377
57	Japan Prime Realty Investment Corp REIT	247,038
95	Japan Real Estate Investment Corp REIT	578,247
171	Japan Retail Fund Investment Corp REIT	345,865
15,742	Julius Baer Group Ltd	701,370
18,736	KBC Group NV	1,229,556
45,500	Kerry Properties Ltd	191,124
18,671	Kinnevik AB Class B(a)	486,002
14,602	Klepierre SA REIT	489,209
4,976	L E Lundbergforetagen AB Class B(a)	186,488
54,012	Land Securities Group PLC REIT	571,999
438,378	Legal & General Group PLC	1,501,337
153,500	Link REIT	1,888,881
5,235,410	Lloyds Banking Group PLC	3,759,525
22,952	London Stock Exchange Group PLC	1,598,819
23,458	Macquarie Group Ltd	2,069,139
72,881	Mapfre SA(c)	213,128
66,650	Mebuki Financial Group Inc	174,165
228,937	Medibank Private Ltd	561,745
50,469	Mediobanca Banca di Credito Finanziario SpA	520,426
352,619	Melrose Industries PLC	810,365
289,128	Mirvac Group REIT	636,468
84,600	Mitsubishi Estate Co Ltd	1,576,729
899,100	Mitsubishi UFJ Financial Group Inc	4,282,390

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
27,800	Mitsubishi UFJ Lease & Finance Co Ltd(a)	$ 147,728
65,500	Mitsui Fudosan Co Ltd	1,591,924
8,477	Mizrahi Tefahot Bank Ltd(a)	195,820
1,735,400	Mizuho Financial Group Inc	2,523,491
36,400	MS&AD Insurance Group Holdings Inc	1,157,025
11,173	Muenchener Rueckversicherungs-Gesellschaft AG	2,800,597
202,824	National Australia Bank Ltd	3,809,865
76,064	Natixis SA	306,278
428,432	New World Development Co Ltd	670,140
113	Nippon Building Fund Inc REIT(a)	774,003
110	Nippon Prologis REIT Inc	254,085
23,576	NN Group NV(c)	947,729
267,000	Nomura Holdings Inc	945,227
8,400	Nomura Real Estate Holdings Inc	180,928
368	Nomura Real Estate Master Fund Inc REIT	565,939
225,315	Nordea Bank Abp	1,636,055
100,900	ORIX Corp	1,507,940
241,268	Oversea-Chinese Banking Corp Ltd(c)	2,035,142
2,603	Pargesa Holding SA	200,757
1,240	Partners Group Holding AG	975,160
188,275	Prudential PLC	4,109,044
98,318	QBE Insurance Group Ltd	817,924
9,542	Raiffeisen Bank International AG	224,053
3,507	REA Group Ltd(c)	236,908
166,900	Resona Holdings Inc	696,238
343,933	Royal Bank of Scotland Group PLC	958,834
75,441	RSA Insurance Group PLC	552,684
32,464	Sampo OYJ Class A	1,532,445
15,240	SBI Holdings Inc	378,535
402,018	Scentre Group REIT	1,084,958
8,153	Schroders PLC(c)	316,180
11,012	SCOR SE	482,753
75,174	Segro PLC REIT	697,765
36,500	Seven Bank Ltd(a)	95,655
10,200	Shinsei Bank Ltd	158,736
32,000	Shizuoka Bank Ltd(a)	236,310
69,100	Singapore Exchange Ltd	404,824
268,826	Sino Land Co Ltd	450,842
114,866	Skandinaviska Enskilda Banken AB	1,063,535
56,509	Societe Generale SA	1,426,253
24,850	Sompo Holdings Inc	961,237
11,100	Sony Financial Holdings Inc	267,124
40,617	St James's Place PLC	566,856
210,197	Standard Chartered PLC	1,906,351
193,695	Standard Life Aberdeen PLC	724,478
165,723	Stockland REIT(a)	485,907
97,600	Sumitomo Mitsui Financial Group Inc	3,459,499
Shares		Fair Value
Financial — (continued)
26,286	Sumitomo Mitsui Trust Holdings Inc	$ 955,013
25,100	Sumitomo Realty & Development Co Ltd	897,946
119,000	Sun Hung Kai Properties Ltd	2,018,843
100,207	Suncorp Group Ltd	948,919
158,100	Suntec REIT	226,811
112,808	Svenska Handelsbanken AB Class A	1,113,268
67,943	Swedbank AB Class A	1,022,838
91,800	Swire Properties Ltd	371,121
2,665	Swiss Life Holding AG	1,321,270
5,817	Swiss Prime Site AG	508,031
22,434	Swiss Re AG	2,279,686
38,600	T&D Holdings Inc	420,104
48,700	Tokio Marine Holdings Inc	2,443,540
2,700	Tokyo Century Corp(a)	114,257
48,200	Tokyu Fudosan Holdings Corp	266,749
10,546	Tryg A/S	343,172
285,393	UBS Group AG	3,391,966
10,513	Unibail-Rodamco-Westfield REIT	1,574,984
147,269	UniCredit SpA	1,812,710
93,806	United Overseas Bank Ltd	1,813,471
186	United Urban Investment Corp REIT	311,763
31,206	UOL Group Ltd(a)	174,320
272,976	Vicinity Centres REIT	469,987
35,539	Vonovia SE	1,697,692
1,821	Wendel SA	248,251
249,994	Westpac Banking Corp	4,982,444
75,300	Wharf Holdings Ltd	199,571
92,300	Wharf Real Estate Investment Co Ltd	650,477
53,000	Wheelock & Co Ltd	380,572
11,109	Zurich Insurance Group AG	3,865,370
		229,855,131
Industrial — 12.89%
135,107	ABB Ltd	2,708,648
20,312	ACS Actividades de Construccion y Servicios SA	812,664
4,726	Aena SME SA(b)	936,707
8,799	AerCap Holdings NV(a)	457,636
2,294	Aeroports de Paris(a)	404,737
13,000	AGC Inc	450,344
42,613	Airbus SE	6,030,659
21,830	Alfa Laval AB	477,041
19,300	Alps Alpine Co Ltd	326,857
11,449	Alstom SA	530,668
21,900	Amada Holdings Co Ltd	247,541
4,766	ANDRITZ AG	179,434
344	AP Moeller - Maersk A/S Class A	400,056
459	AP Moeller - Maersk A/S Class B	571,141

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
75,046	Assa Abloy AB Series B	$ 1,693,240
45,921	Atlas Copco AB Class A	1,471,568
28,902	Atlas Copco AB Class B	830,945
88,165	Auckland International Airport Ltd	583,675
160,944	Aurizon Holdings Ltd	610,971
237,194	BAE Systems PLC	1,490,441
75,571	Boral Ltd	272,540
15,442	Bouygues SA	571,864
14,600	Brother Industries Ltd	276,544
11,800	Casio Computer Co Ltd	147,122
13,736	Cellnex Telecom SA(b)	508,142
10,400	Central Japan Railway Co	2,085,284
37,275	Cie de Saint-Gobain	1,455,581
6,584	CIMIC Group Ltd	207,037
53,500	CK Infrastructure Holdings Ltd	436,041
74,713	CNH Industrial NV	767,545
188,400	ComfortDelGro Corp Ltd	370,506
58,834	CRH PLC	1,923,121
8,000	Daifuku Co Ltd	451,866
18,200	Daikin Industries Ltd	2,383,089
174	Dassault Aviation SA	250,089
72,086	Deutsche Post AG	2,371,401
2,400	Disco Corp	396,038
13,451	DSV A/S	1,324,520
22,800	East Japan Railway Co	2,135,078
5,594	Eiffage SA	552,852
1,539	Elbit Systems Ltd	229,622
53,202	Epiroc AB Class A	554,329
24,473	Epiroc AB Class B	242,759
14,300	FANUC Corp	2,657,122
37,176	Ferrovial SA(a)	951,659
56,718	Fletcher Building Ltd	184,814
3,234	Fraport AG Frankfurt Airport Services Worldwide	278,367
10,700	Fuji Electric Co Ltd	370,827
27,100	FUJIFILM Holdings Corp	1,375,862
11,350	GEA Group AG(a)	322,120
2,879	Geberit AG	1,345,721
35,015	Getlink SE	560,888
26,021	Halma PLC	667,959
16,200	Hankyu Hanshin Holdings Inc(a)	581,293
10,308	HeidelbergCement AG	834,179
18,647	Hexagon AB Class B	1,036,841
2,079	Hirose Electric Co Ltd	232,636
6,700	Hitachi Construction Machinery Co Ltd	175,283
4,600	Hitachi High-Technologies Corp	236,482
71,800	Hitachi Ltd	2,641,717
1,959	HOCHTIEF AG	238,565
28,200	Hoya Corp	2,167,290
25,388	Husqvarna AB Class B	237,747
9,500	IHI Corp	229,664
2,215	Imerys SA	117,421
36,271	James Hardie Industries PLC	477,478
Shares		Fair Value
Industrial — (continued)
3,100	Japan Airport Terminal Co Ltd	$ 132,584
14,000	JGC Corp	191,534
34,700	Kajima Corp	477,280
7,500	Kamigumi Co Ltd	177,853
9,700	Kawasaki Heavy Industries Ltd	228,767
6,600	Keihan Holdings Co Ltd	287,957
15,000	Keikyu Corp	258,642
7,000	Keio Corp	461,323
8,600	Keisei Electric Railway Co Ltd(a)	313,685
117,800	Keppel Corp Ltd	580,447
6,780	Keyence Corp	4,181,378
11,123	Kingspan Group PLC	604,067
12,100	Kintetsu Group Holdings Co Ltd	580,103
4,493	KION Group AG	284,141
3,438	Knorr-Bremse AG	383,116
68,700	Komatsu Ltd	1,667,885
25,078	Kone OYJ Class B	1,480,940
77,700	Kubota Corp(c)	1,298,096
4,586	Kuehne + Nagel International AG	681,191
9,000	Kurita Water Industries Ltd	224,234
24,100	Kyocera Corp	1,579,122
10,300	Kyushu Railway Co	300,479
36,450	LafargeHolcim Ltd	1,782,279
20,279	Legrand SA	1,482,574
40,220	LendLease Group	367,527
26,809	Leonardo SpA	340,113
16,500	LIXIL Group Corp	261,740
16,000	Makita Corp	546,280
4,000	Maruichi Steel Tube Ltd(a)	111,317
62,327	Meggitt PLC	415,091
7,697	Metso OYJ	302,925
30,500	MINEBEA MITSUMI Inc	519,646
22,400	MISUMI Group Inc	564,633
136,600	Mitsubishi Electric Corp	1,805,863
22,300	Mitsubishi Heavy Industries Ltd	972,549
7,100	Mitsui OSK Lines Ltd	170,492
114,826	MTR Corp Ltd	773,449
3,738	MTU Aero Engines AG	891,553
42,100	Murata Manufacturing Co Ltd	1,895,373
7,000	Nabtesco Corp	195,559
11,800	Nagoya Railroad Co Ltd(a)	326,789
16,900	Nidec Corp	2,320,961
21,700	Nikon Corp	308,565
5,200	Nippon Electric Glass Co Ltd	132,164
5,300	Nippon Express Co Ltd	282,490
9,800	Nippon Yusen KK	157,724
23,700	NSK Ltd	211,838
105,527	NWS Holdings Ltd	217,045
49,100	Obayashi Corp	485,044
20,500	Odakyu Electric Railway Co Ltd	502,363
14,200	Omron Corp	744,734
31,905	Orica Ltd	454,585

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
33,799	Poste Italiane SpA(b)	$ 356,164
16,413	Prysmian SpA	339,121
2,300	Rinnai Corp	146,513
122,817	Rolls-Royce Holdings PLC	1,311,739
24,268	Safran SA	3,550,210
84,441	Sandvik AB	1,551,693
44,200	SATS Ltd	170,539
4,455	Schindler Holding AG	987,111
40,395	Schneider Electric SE	3,655,057
14,100	Seibu Holdings Inc	235,381
10,900	SG Holdings Co Ltd	309,934
46,900	Shimizu Corp Class A	390,497
55,953	Siemens AG	6,661,505
9,794	Sika AG	1,673,233
131,000	Singapore Technologies Engineering Ltd	401,225
21,783	Skanska AB Class B	393,596
30,024	SKF AB Class B	552,722
4,300	SMC Corp	1,611,963
28,484	Smiths Group PLC	566,542
5,196	Spirax-Sarco Engineering PLC	606,254
7,400	Sumitomo Heavy Industries Ltd	255,654
72,922	Sydney Airport	411,972
10,700	Taiheiyo Cement Corp	324,859
14,300	Taisei Corp	520,900
101,000	Techtronic Industries Co Ltd	773,744
34,736	Tenaris SA	455,590
7,335	Thales SA	906,035
7,700	THK Co Ltd	185,212
16,400	Tobu Railway Co Ltd(a)	478,624
40,400	Tokyu Corp	717,292
41,600	Toshiba Corp	1,296,870
11,300	TOTO Ltd	447,506
11,100	Toyo Seikan Group Holdings Ltd	220,699
17,300	Venture Corp Ltd	208,875
37,062	Vinci SA	3,784,983
32,083	Wartsila OYJ Abp	465,839
17,590	Weir Group PLC	345,996
11,600	West Japan Railway Co	938,851
20,900	Yamato Holdings Co Ltd	426,016
143,900	Yangzijiang Shipbuilding Holdings Ltd	163,034
18,400	Yaskawa Electric Corp	629,225
19,200	Yokogawa Electric Corp	377,907
		134,774,649
Technology — 4.39%
14,900	Advantest Corp	410,210
32,779	Amadeus IT Group SA	2,597,589
20,300	ASM Pacific Technology Ltd	208,124
31,004	ASML Holding NV	6,451,620
7,794	Atos SE	651,166
76,700	Canon Inc(c)	2,246,012
11,953	Capgemini SE	1,486,154
Shares		Fair Value
Technology — (continued)
9,115	Check Point Software Technologies Ltd(a)	$ 1,053,785
35,302	Computershare Ltd	402,610
2,729	CyberArk Software Ltd(a)	348,875
9,827	Dassault Systemes SE	1,567,459
14,900	Fujitsu Ltd	1,041,306
11,400	Hamamatsu Photonics KK	445,363
83,229	Infineon Technologies AG	1,478,953
3,874	Ingenico Group SA(c)	342,854
7,200	Itochu Techno-Solutions Corp	185,099
5,800	Konami Holdings Corp	272,825
30,000	Konica Minolta Inc	292,307
26,364	Micro Focus International PLC	693,207
19,800	NEC Corp	781,329
38,700	Nexon Co Ltd(a)	565,393
23,169	Nomura Research Institute Ltd	372,586
49,100	NTT Data Corp(a)	655,586
21,942	NXP Semiconductors NV	2,141,759
5,000	Obic Co Ltd	568,226
2,600	Oracle Corp Japan	190,362
6,400	Otsuka Corp(a)	258,093
53,900	Renesas Electronics Corp(a)	268,140
53,600	Ricoh Co Ltd	536,225
7,300	Rohm Co Ltd	491,844
80,133	Sage Group PLC	817,043
71,892	SAP SE	9,855,808
18,000	Seiko Epson Corp	285,196
50,917	STMicroelectronics NV	903,068
15,000	SUMCO Corp(c)	178,801
9,000	TDK Corp	701,045
4,200	Teleperformance	841,500
4,540	Temenos AG	812,905
11,500	Tokyo Electron Ltd	1,616,387
6,235	Ubisoft Entertainment SA(a)	487,631
5,805	Worldline SA(a)(b)	421,759
		45,926,204
Utilities — 3.63%
47,403	AGL Energy Ltd	666,651
114,571	AusNet Services	150,989
443,473	Centrica PLC	494,258
47,700	Chubu Electric Power Co Inc	670,058
19,300	Chugoku Electric Power Co Inc	243,388
123,500	CLP Holdings Ltd	1,360,945
164,033	E.ON SE	1,779,778
171,566	EDP - Energias de Portugal SA	652,027
8,900	Electric Power Development Co Ltd	202,530
42,188	Electricite de France SA	531,900
17,322	Enagas SA	462,265
23,524	Endesa SA(c)	605,051
591,102	Enel SpA(a)	4,123,381
134,282	Engie SA(a)	2,036,185

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
31,486	Fortum OYJ(a)	$ 695,892
179,000	HK Electric Investments & HK Electric Investments Ltd(b)	183,315
732,862	Hong Kong & China Gas Co Ltd	1,624,685
429,423	Iberdrola SA	4,275,416
9,200	Innogy SE(b)	436,237
49,700	Kansai Electric Power Co Inc	569,730
27,400	Kyushu Electric Power Co Inc	269,187
77,682	Meridian Energy Ltd	248,210
249,302	National Grid PLC	2,650,987
22,232	Naturgy Energy Group SA	612,688
132,371	Origin Energy Ltd	680,666
13,371	Orsted A/S(b)	1,156,712
32,900	Osaka Gas Co Ltd	574,170
101,000	Power Assets Holdings Ltd	726,599
34,082	Red Electrica Corp SA(c)	709,864
41,150	RWE AG	1,015,401
69,000	Sembcorp Industries Ltd	122,984
20,188	Severn Trent PLC	524,932
157,067	Snam SpA	781,381
78,108	SSE PLC	1,112,808
23,661	Suez (a)	341,423
104,751	Terna Rete Elettrica Nazionale SpA	667,434
5,200	Toho Gas Co Ltd	191,736
29,200	Tohoku Electric Power Co Inc	295,472
105,700	Tokyo Electric Power Co Holdings Inc(a)	552,078
28,100	Tokyo Gas Co Ltd	662,372
12,894	Uniper SE	390,713
50,321	United Utilities Group PLC	500,763
42,219	Veolia Environnement SA	1,028,049
5,980	Verbund AG	313,267
		37,894,577
TOTAL COMMON STOCK — 97.70% (Cost $909,666,945)		$1,021,564,591
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE	172,667
Consumer, Cyclical — 0.32%
4,977	Bayerische Motoren Werke AG	308,382
11,388	Porsche Automobil Holding SE	737,765
Shares		Fair Value
Consumer, Cyclical — (continued)
13,453	Volkswagen AG	$ 2,265,993
		3,312,140
Consumer, Non-Cyclical — 0.12%
13,507	Henkel AG & Co KGaA	1,321,247
Industrial — 0.05%
2,802	Sartorius AG	574,646
TOTAL PREFERRED STOCK — 0.51% (Cost $5,595,538)		$ 5,380,700
RIGHTS
Energy — 0.00%(d)
27	Repsol SA(a)(c)	15
Industrial — 0.00%(d)
6	ACS Actividades de Construccion y Servicios SA(a)(c)	10
TOTAL RIGHTS — 0.00%(d) (Cost $25)		$ 25
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.86%
$9,000,000	Federal Home Loan Bank 2.03%, 07/01/2019	8,999,000
Repurchase Agreements — 1.42%
3,521,597	Undivided interest of 11.01% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $3,521,597 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(e)	3,521,597

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,521,597	Undivided interest of 6.79% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $3,521,597 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(e)	$ 3,521,597
3,521,597	Undivided interest of 7.23% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $3,521,597 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(e)	3,521,597
3,521,597	Undivided interest of 7.23% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $3,521,597 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(e)	3,521,597
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 737,967	Undivided interest of 9.00% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $737,967 on 7/1/19 collateralized by a U.S. Treasury security, 0.13%, 4/15/21, with a value of $8,381,299.(e)	$ 737,967
		14,824,355
SHORT TERM INVESTMENTS — 2.28% (Cost $23,823,355)		$ 23,823,355
TOTAL INVESTMENTS — 100.49% (Cost $939,085,863)		$1,050,768,671
OTHER ASSETS & LIABILITIES, NET — (0.49)%		$ (5,157,899)
TOTAL NET ASSETS — 100.00%		$1,045,610,772

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at June 28, 2019.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	213	USD	20,483,145	September 2019	$579,680
At June 28, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	205,221	AUD	293,384	July 01, 2019	$(772)
MEL	USD	5,820	AUD	8,397	July 02, 2019	(76)
MEL	USD	150,273	AUD	214,872	July 03, 2019	(605)
MEL	USD	3,345	AUD	4,812	July 05, 2019	(34)
MEL	USD	34,129	AUD	48,828	August 09, 2019	(200)
MEL	USD	8,449	AUD	12,086	August 15, 2019	(50)
MEL	USD	12,899	AUD	18,446	August 28, 2019	(76)
MEL	USD	11,295	AUD	16,151	August 29, 2019	(67)
MEL	USD	34,129	AUD	48,802	August 30, 2019	(201)
MEL	USD	11,134	AUD	15,916	September 09, 2019	(65)
MEL	USD	12,880	AUD	18,412	September 11, 2019	(76)
MEL	USD	1,245,552	CHF	1,207,000	October 15, 2019	(3,118)
MEL	USD	23,380	EUR	20,580	July 01, 2019	(27)
MEL	USD	40,848	EUR	35,928	July 02, 2019	(20)
MEL	USD	5,699	EUR	5,066	July 05, 2019	(65)
MEL	USD	4,012	EUR	3,562	July 09, 2019	(42)
MEL	USD	18,529	EUR	16,507	July 11, 2019	(261)
MEL	USD	12,863	EUR	11,308	July 16, 2019	(15)
MEL	USD	22,270	EUR	19,836	July 18, 2019	(324)
MEL	USD	34,063	EUR	29,842	July 23, 2019	59
MEL	USD	93,579	EUR	82,566	August 02, 2019	(582)
MEL	USD	1,130,877	EUR	990,000	August 15, 2019	9,321
MEL	USD	29,950	GBP	23,662	July 01, 2019	(104)
MEL	USD	31,048	GBP	24,352	July 02, 2019	116
MEL	USD	15,256	GBP	12,035	July 05, 2019	(33)
MEL	USD	46,404	GBP	36,386	July 08, 2019	174
MEL	USD	89,566	GBP	69,220	July 11, 2019	1,606
MEL	USD	55,448	GBP	43,549	July 12, 2019	107
MEL	USD	16,114	GBP	12,635	July 15, 2019	55
MEL	USD	8,069	GBP	6,369	July 18, 2019	(27)
MEL	USD	33,515	GBP	26,266	July 19, 2019	126
MEL	USD	7,942	GBP	6,292	July 25, 2019	(59)
MEL	USD	19,662	GBP	15,575	July 29, 2019	(146)
MEL	USD	17,485	GBP	13,848	August 01, 2019	(129)
MEL	USD	18,471	GBP	14,547	August 02, 2019	(33)
MEL	USD	12,755	GBP	9,991	August 06, 2019	44
MEL	USD	108,895	GBP	85,740	August 08, 2019	(194)
MEL	USD	98,793	GBP	77,931	August 14, 2019	(387)
MEL	USD	27,537	HKD	215,744	July 05, 2019	(82)
MEL	USD	13,634	HKD	106,954	July 16, 2019	(59)
MEL	USD	2,457	JPY	267,410	August 06, 2019	(31)
MEL	USD	8,970	JPY	975,553	August 15, 2019	(112)
MEL	USD	48,952	JPY	5,215,600	August 27, 2019	355
MEL	USD	26,427	JPY	2,815,540	August 28, 2019	191
MEL	USD	11,370	JPY	1,211,165	August 30, 2019	82
MEL	USD	147,652	JPY	15,724,150	September 03, 2019	1,067
MEL	USD	12,326	JPY	1,312,570	September 04, 2019	89
MEL	USD	17,595	JPY	1,873,485	September 05, 2019	127
MEL	USD	20,756	JPY	2,210,000	September 06, 2019	150
MEL	USD	3,345	JPY	356,107	September 10, 2019	24
MEL	USD	3,673	JPY	391,000	September 11, 2019	26
MEL	USD	9,422	JPY	1,002,762	September 13, 2019	68
MEL	USD	3,036	JPY	323,000	September 18, 2019	22
MEL	USD	5,108	JPY	543,150	September 27, 2019	36
MEL	USD	3,248	NZD	4,934	July 05, 2019	(67)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
					Net Appreciation	$5,706
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	U.S. Dollar
Summary of Investments by Country as of June 28, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 243,602,609	23.18%
United Kingdom	153,465,220	14.60
France	114,141,863	10.86
Switzerland	99,599,672	9.48
Germany	89,498,039	8.52
Australia	74,601,947	7.10
Netherlands	49,833,633	4.74
Hong Kong	40,661,587	3.87
Spain	30,543,513	2.91
Sweden	25,181,416	2.40
United States	24,334,983	2.32
Italy	20,828,352	1.98
Denmark	17,739,103	1.69
Singapore	13,747,745	1.31
Finland	11,806,223	1.12
Belgium	9,961,861	0.95
Ireland	7,048,513	0.67
Norway	6,852,583	0.65
Israel	5,895,238	0.56
Luxembourg	3,125,753	0.30
New Zealand	2,534,664	0.24
Austria	2,337,158	0.22
Portugal	1,585,586	0.15
China	472,909	0.04
Chile	406,983	0.04
Russia	306,376	0.03
South Africa	275,124	0.03
United Arab Emirates	219,892	0.02
Mexico	160,126	0.02
Total	$1,050,768,671	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $14,158,674 of securities on loan)(a)	$1,035,944,316
Repurchase agreements, fair value(b)	14,824,355
Cash	1,369,049
Cash denominated in foreign currencies, fair value(c)	1,915,486
Cash pledged on futures contracts	2,639,408
Dividends receivable	5,527,818
Subscriptions receivable	484,629
Receivable for investments sold	17,534
Variation margin on futures contracts	78,890
Unrealized appreciation on forward foreign currency contracts	13,845
Total Assets	1,062,815,330
LIABILITIES:
Payable for director fees	3,056
Payable for distribution fees	16,731
Payable for investments purchased	4,700
Payable for other accrued fees	221,260
Payable for shareholder services fees	77,563
Payable to investment adviser	194,481
Payable upon return of securities loaned	14,824,355
Redemptions payable	1,854,273
Unrealized depreciation on forward foreign currency contracts	8,139
Total Liabilities	17,204,558
NET ASSETS	$1,045,610,772
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,328,057
Paid-in capital in excess of par	911,799,053
Total distributable earnings	123,483,662
NET ASSETS	$1,045,610,772
NET ASSETS BY CLASS
Investor Class	$199,688,987
Class L	$96,665,339
Institutional Class	$749,256,446
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Class L	22,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	17,389,937
Class L	9,861,763
Institutional Class	76,028,871
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West International Index Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.48
Class L	$9.80
Institutional Class	$9.85
(a) Cost of investments	$924,261,508
(b) Cost of repurchase agreements	$14,824,355
(c) Cost of cash denominated in foreign currencies	$2,014,300
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$198,528
Income from securities lending	207,575
Dividends	23,869,824
Foreign withholding tax	(2,533,718)
Total Income	21,742,209
EXPENSES:
Management fees	1,217,623
Shareholder services fees – Investor Class	340,126
Shareholder services fees – Class L	119,859
Audit and tax fees	48,550
Custodian fees	128,160
Director's fees	10,228
Distribution fees – Class L	85,275
Legal fees	1,541
Pricing fees	38,557
Registration fees	36,779
Shareholder report fees	8,155
Transfer agent fees	6,670
Other fees	1,094
Total Expenses	2,042,617
Less amount waived by investment adviser	14,971
Less amount waived by distributor - Class L	7
Net Expenses	2,027,639
NET INVESTMENT INCOME	19,714,570
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	1,389,689
Net realized gain on futures contracts	1,785,878
Net realized loss on forward foreign currency contracts	(94,116)
Net Realized Gain	3,081,451
Net change in unrealized appreciation on investments and foreign currency translations	103,268,401
Net change in unrealized appreciation on futures contracts	1,104,770
Net change in unrealized appreciation on forward foreign currency contracts	19,644
Net Change in Unrealized Appreciation	104,392,815
Net Realized and Unrealized Gain	107,474,266
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,188,836
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West International Index Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$19,714,570	$24,564,420
Net realized gain	3,081,451	11,666,062
Net change in unrealized appreciation (depreciation)	104,392,815	(170,081,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	127,188,836	(133,851,284)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(6,346,289)
Class L	-	(2,060,082)
Institutional Class	-	(29,555,381)
From Net Investment Income and Net Realized Gains	0	(37,961,752)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	44,644,852	120,158,717
Class L	50,589,703	51,122,046
Institutional Class	51,087,088	184,059,271
Shares issued in reinvestment of distributions
Investor Class	-	6,346,289
Class L	-	2,060,082
Institutional Class	-	29,555,381
Shares redeemed
Investor Class	(53,846,481)	(101,143,534)
Class L	(8,393,784)	(1,691,634)
Institutional Class	(64,518,461)	(190,895,605)
Net Increase in Net Assets Resulting from Capital Share Transactions	19,562,917	99,571,013
Total Increase (Decrease) in Net Assets	146,751,753	(72,242,023)
NET ASSETS:
Beginning of Period	898,859,019	971,101,042
End of Period	$1,045,610,772	$898,859,019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,068,757	10,210,811
Class L	5,367,682	5,325,442
Institutional Class	5,444,891	17,976,808
Shares issued in reinvestment of distributions
Investor Class	-	633,876
Class L	-	241,510
Institutional Class	-	3,446,685
Shares redeemed
Investor Class	(4,891,371)	(8,574,498)
Class L	(892,895)	(179,976)
Institutional Class	(6,785,506)	(18,367,336)
Net Increase	2,311,558	10,713,322
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$10.09	0.20	1.19	1.39	-	-	-	-	$11.48	13.78% (d)
12/31/2018	$12.13	0.27	(1.95)	(1.68)	-	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
12/31/2017	$ 9.99	0.23	2.23	2.46	-	(0.24)	(0.08)	(0.32)	$12.13	24.62%
12/31/2016	$10.10	0.21	(0.15)	0.06	-	(0.17)	(0.00) (e)	(0.17)	$ 9.99	0.65%
12/31/2015	$10.48	0.24	(0.35)	(0.11)	(0.00) (e)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
12/31/2014	$11.38	0.21	(0.91)	(0.70)	-	(0.18)	(0.02)	(0.20)	$10.48	(6.19%)
Class L
06/28/2019(Unaudited)	$ 8.62	0.17	1.01	1.18	-	-	-	-	$ 9.80	13.69% (d)
12/31/2018 (f)	$10.00	0.02	(0.99)	(0.97)	-	(0.27)	(0.14)	(0.41)	$ 8.62	(9.69%) (d)
Institutional Class
06/28/2019(Unaudited)	$ 8.64	0.19	1.02	1.21	-	-	-	-	$ 9.85	14.00% (d)
12/31/2018	$10.46	0.27	(1.69)	(1.42)	-	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
12/31/2017	$ 8.65	0.24	1.93	2.17	-	(0.28)	(0.08)	(0.36)	$10.46	25.10%
12/31/2016	$ 8.80	0.21	(0.13)	0.08	-	(0.23)	(0.00) (e)	(0.23)	$ 8.65	0.93%
12/31/2015 (g)	$10.00	0.12	(1.06)	(0.94)	(0.00) (e)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$199,689	0.67% (i)	0.67% (i)	3.77% (i)	2% (d)
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
12/31/2015	$153,247	0.70%	0.70%	2.19%	5%
12/31/2014	$606,557	0.70%	0.70%	1.87%	10%
Class L
06/28/2019 (Unaudited)	$ 96,665	0.96% (i)	0.92% (i)	3.70% (i)	2% (d)
12/31/2018 (f)	$ 46,449	1.16% (i)	0.90% (i)	0.80% (i)	10%
Institutional Class
06/28/2019 (Unaudited)	$749,256	0.30% (i)	0.30% (i)	4.14% (i)	2% (d)
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
12/31/2015 (g)	$553,492	0.35% (i)	0.35% (i)	1.95% (i)	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Class L inception date was September 10, 2018.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 28, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 26,912,440	$ 994,652,151	$ —	$ 1,021,564,591
Preferred Stock	—	5,380,700	—	5,380,700
Rights	—	25	—	25
Short Term Investments	—	23,823,355	—	23,823,355
Total investments, at fair value:	26,912,440	1,023,856,231	0	1,050,768,671
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	13,845	—	13,845
Futures Contracts(a)	$ 579,680	$ —	$ —	$ 579,680
Total Assets	$ 27,492,120	$ 1,023,870,076	$ 0	$ 1,051,362,196
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(8,139)	—	(8,139)
Total Liabilities	$ 0	$ (8,139)	$ 0	$ (8,139)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 28, 2019

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$946,736,380
Gross unrealized appreciation on investments	212,567,506
Gross unrealized depreciation on investments	(107,949,829)
Net unrealized appreciation on investments	$104,617,677
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 28, 2019

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 253 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $3,461,802 in forward contracts for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$579,680 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 13,845	Unrealized depreciation on forward foreign currency contracts	$(8,139)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,785,878	Net change in unrealized appreciation on futures contracts	$1,104,770
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (94,116)	Net change in unrealized appreciation on forward foreign currency contracts	$ 19,644
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 28, 2019

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$18,792	$14,971	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $70,285,132 and $24,058,780, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned.

Semi-Annual Report - June 28, 2019

Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $14,158,674 and received collateral as reported on the Statement of Assets and Liabilities of $14,824,355 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Index Fund (the “Fund”), as series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements,” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australia, Far East) Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2018, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. The Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the second, third and fourth quintiles of its performance universe for the one, three and five-year periods ended December 31, 2018, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the second quintile of its performance universe for both the one- and three-year periods ended December 31, 2018. The Board also observed that the Institutional Class approximated or outperformed the Index for each period reviewed, while the Investor Class approximated or slightly underperformed the Index for each period reviewed. The Board considered that underperformance relative to the Index was primarily a result of the Fund’s expenses, and, therefore, concluded that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer groups.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median contractual management fee of its respective peer group of funds. The Board also observed although the total annual operating expense ratio of the Investor Class was higher than the peer group median expense ratio, the total annual operating expense ratio of the Institutional Class was lower than the peer group median expense ratio and, as to each class, the expense ratio ranked in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were consistent with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to five funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019